Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
Schedule of Fair Value of Options Granted was Estimated Using the Black-Scholes Option Pricing Model	The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2024	2023	2022
Exercise price	$0.74 - $0.88	$1.22 - $1.37	$1.78 - $3.61
Expected volatility	119.5%	119.4% - 132.3%	91.0% - 91.6%
Risk-free interest	4.39% - 4.4%	3.86% - 4.34%	0.92% - 2.43%
Expected life of up to (years)	5.5 - 7	5.06 -7.02	5.56 - 6.25

Schedule of Options Granted	The following table summarizes the changes in options granted to employees, officers, members of the Board and non-employees for the years ended December 31, 2024, 2023 and 2022:
	Number of Share Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Balance as of January 1, 2022	1,336,480	$1.64	7.03
Granted	1,806,316	$3.3
Expired	(3,380)	$3.43
Forfeited	(63,262)	$2.04
Exercised	(219)	$1.64
Balance as of December 31, 2022	3,075,935	$2.55	7.8
Granted	1,157,940	$1.29
Expired	(89,194)	$2.48
Forfeited	(319,810)	$2.42
Exercised	(106,250)	$2.87
Balance as of December 31, 2023	3,718,621	$2.07	7.41
Granted	1,087,078	$0.86
Expired	(67,162)	$3.53
Forfeited	(147,825)	$1.89
Exercised	-	-
Balance as of December 31, 2024	4,590,712	$1.76	7.43
Exercisable at the end of year	2,368,762	$1.98	5.68

Schedule of RSU Granted	The following table summarizes the changes in RSUs granted to employees, officers and members of the Board for the years ended December 31, 2024:
Number of Share Options
Balance as of December 31, 2023	-
Granted	862,950
Expired	-
Forfeited	(22,711)
Exercised	-
Balance as of December 31, 2024	840,239

Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments	The total share-based compensation expenses for employees and non-employees the Company recognized for share-based payments is as follows:
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022
Cost of revenues	84	79	137
Sales and marketing	146	167	208
Research and development	335	513	785
General and administrative	304	551	735
	869	1,310	1,865